NET INCOME (LOSSES) PER SHARE ("EPS") - Diluted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net (loss) income from continuing operations attributable to Cango Inc.'s shareholders	$ 4,757,327	$ 2,942,057	$ (17,934,174)
Denominator: (millions of shares)
Number of shares used for basic EPS computation	208,197,617	243,048,785	274,084,890
Weighted average effect of dilutive securities:
Number of shares used for diluted EPS computation	233,032,722	243,048,785	274,084,890
Diluted EPS	$ 0.02	$ 0.01	$ (0.07)
Numerator:
Net (loss) income attributable to ordinary shareholders	$ 36,894,984	$ (8,418,800)	$ (148,467,129)
Denominator: (millions of shares)
Number of shares used for basic EPS computation	208,197,617	243,048,785	274,084,890
Weighted average effect of dilutive securities:
Number of shares used for diluted EPS computation	233,032,722	243,048,785	274,084,890
Diluted EPS	$ 0.16	$ (0.03)	$ (0.54)
Class A ordinary shares
Numerator:
Net (loss) income from continuing operations attributable to Cango Inc.'s shareholders	$ 3,089,749	$ 2,058,653	$ (13,158,795)
Reallocation of net income as a result of conversion of Class B to Class A shares	1,489,829	845,720	(4,775,380)
Net (loss) income attributable to ordinary shareholders for diluted EPS	$ 4,757,327	$ 2,942,057	$ (17,934,175)
Denominator: (millions of shares)
Number of shares used for basic EPS computation	135,220,000	170,070,000.00	201,100,000
Weighted average effect of dilutive securities:
Conversion of Class B to Class A ordinary shares	72,980,000	72,980,000	72,980,000
Adjustments for dilutive share options (millions of shares)	24,840,000	10,830,000
Number of shares used for diluted EPS computation	233,040,000.00	253,880,000	274,080,000.00
Diluted EPS	$ 0.02	$ 0.01	$ (0.07)
Numerator:
Net (loss) income attributable to ordinary shareholders	$ 23,962,247	$ (5,890,909)	$ (108,934,397)
Reallocation of net income as a result of conversion of Class B to Class A shares	11,554,222	(2,527,891)	(39,532,732)
Net (loss) income attributable to ordinary shareholders for diluted EPS	$ 36,894,984	$ (8,418,800)	$ (148,467,129)
Denominator: (millions of shares)
Number of shares used for basic EPS computation	135,220,000	170,070,000.00	201,100,000
Weighted average effect of dilutive securities:
Conversion of Class B to Class A ordinary shares	72,980,000	72,980,000	72,980,000
Adjustments for dilutive share options (millions of shares)	24,840,000	10,830,000
Number of shares used for diluted EPS computation	233,040,000.00	253,880,000	274,080,000.00
Diluted EPS	$ 0.16	$ (0.03)	$ (0.54)
Class B ordinary shares
Numerator:
Net (loss) income from continuing operations attributable to Cango Inc.'s shareholders	$ 1,667,578	$ 845,720	$ (4,775,380)
Net (loss) income attributable to ordinary shareholders for diluted EPS	$ 1,489,829	$ 845,720	$ (4,775,380)
Denominator: (millions of shares)
Number of shares used for basic EPS computation	72,980,000	72,980,000	72,980,000
Weighted average effect of dilutive securities:
Number of shares used for diluted EPS computation	72,980,000	72,980,000	72,980,000
Diluted EPS	$ 0.02	$ 0.01	$ (0.07)
Numerator:
Net (loss) income attributable to ordinary shareholders	$ 12,932,737	$ (2,527,891)	$ (39,532,732)
Net (loss) income attributable to ordinary shareholders for diluted EPS	$ 11,554,222	$ (2,527,891)	$ (39,532,732)
Denominator: (millions of shares)
Number of shares used for basic EPS computation	72,980,000	72,980,000	72,980,000
Weighted average effect of dilutive securities:
Number of shares used for diluted EPS computation	72,980,000	72,980,000	72,980,000
Diluted EPS	$ 0.16	$ (0.03)	$ (0.54)